Share-based payments (Details Textual) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) shares ₨ / shares	Mar. 31, 2025 INR (₨) shares ₨ / shares
DRL 2018 Plan [Member]
Employee stock incentive plan [Line Items]
Employee Stock Option Treasury Shares Purchased	1,965,575	2,452,260
Value Of Stock Purchased | ₨	₨ 1,815	₨ 2,264
Share based compensation by share based award vesting period	1 year
DRL 2018 Plan [Member] | Bottom of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	5 years
DRL 2018 Plan [Member] | Top of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	5 years
Equity settled share based payment expense [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.72	1.68
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | ₨	₨ 433	₨ 430
Equity settled share based payment expense [Member] | DRL 2018 Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted | ₨	₨ 388	₨ 454
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 1,262	₨ 1,290
Cash Settled Share-based Payment [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.87	1.57
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | ₨	₨ 396	₨ 366
DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	7,653,895
Share based compensation by share based award vesting period	1 year
DRL 2007 Plans [Member] | Bottom of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	4 years
DRL 2007 Plans [Member] | Top of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	5 years
Categories A [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted | ₨	₨ 388	₨ 455
Number of instruments in share based payment arrangement available for grant	1,913,475
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 1,306	₨ 1,383
Categories B [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted | ₨	₨ 0	₨ 0
Par value of underlying equity shares | ₨ / shares	₨ 1
Number of instruments in share based payment arrangement available for grant	5,740,420
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 1,329	₨ 1,363
DRL 2002 Plan [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	11,477,390
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 1,283	₨ 1,242
Share based compensation by share based award vesting period	1 year
DRL 2002 Plan [Member] | Bottom of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	4 years
DRL 2002 Plan [Member] | Top of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	5 years
DRL 2002 Plan [Member] | Categories A [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	1,500,000
DRL 2002 Plan [Member] | Categories B [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	9,977,390